VIEs (VIEs Consolidated within Sohu Group, Basic Information for Principal VIEs) (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Variable Interest Entity [Line Items]
Aggregate amount of loans due from related parties	$ 11.1
VIEs [Member]
Variable Interest Entity [Line Items]
Registered capital and PRC statutory reserves	$ 32.6
VIEs [Member] | Subsidiary Or Subsidiaries Of The Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Ownership percentage	100.00%
High Century [Member] | Dr. Charles Zhang [Member]
Variable Interest Entity [Line Items]
Ownership percentage	80.00%
High Century [Member] | Wei Li [Member]
Variable Interest Entity [Line Items]
Ownership percentage	20.00%
Heng Da Yi Tong [Member] | Dr. Charles Zhang [Member]
Variable Interest Entity [Line Items]
Ownership percentage	80.00%
Heng Da Yi Tong [Member] | Wei Li [Member]
Variable Interest Entity [Line Items]
Ownership percentage	20.00%
Sohu Internet [Member] | High Century [Member]
Variable Interest Entity [Line Items]
Ownership percentage	100.00%
Gamease [Member] | High Century [Member]
Variable Interest Entity [Line Items]
Ownership percentage	100.00%
Donglin [Member] | Sohu Internet [Member]
Variable Interest Entity [Line Items]
Ownership percentage	100.00%
Guanyou Gamespace [Member] | Changyou Star [Member]
Variable Interest Entity [Line Items]
Ownership percentage	100.00%
Changyou Star [Member] | Dewen Chen [Member]
Variable Interest Entity [Line Items]
Ownership percentage	50.00%
Changyou Star [Member] | YaoBin Wang [Member]
Variable Interest Entity [Line Items]
Ownership percentage	50.00%
Shanghai ICE [Member] | Gamease [Member]
Variable Interest Entity [Line Items]
Ownership percentage	100.00%
Tianjin Jinhu [Member] | High Century [Member] | Parent [Member]
Variable Interest Entity [Line Items]
Ownership percentage	100.00%
Focus Interactive [Member] | Heng Da Yi Tong [Member]
Variable Interest Entity [Line Items]
Ownership percentage	100.00%
Guangzhou Qianjun [Member] | Tianjin Jinhu [Member]
Variable Interest Entity [Line Items]
Ownership percentage	100.00%